VP Balanced Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Balanced Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution or Similar (Non 12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		0.91%	1.16%
Fee Waiver or Reimbursement	[1]	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.82%	1.07%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.09 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Balanced Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	84	282	496	1,111
CLASS II	109	360	630	1,401

VP Growth Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Growth Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution or Similar (Non 12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.16%)	(0.16%)
Net Expenses (as a percentage of Assets)		0.85%	1.00%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	87	306	543	1,222
CLASS II	102	353	624	1,394

VP International Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP International Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.31%	1.21%
Distribution or Similar (Non 12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.02%	0.02%
Expenses (as a percentage of Assets)		1.33%	1.48%
Fee Waiver or Reimbursement	[1]	(0.21%)	(0.21%)
Net Expenses (as a percentage of Assets)		1.12%	1.27%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.21 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	114	401	709	1,582
CLASS II	130	448	789	1,749

VP Mid Cap Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Mid Cap Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution or Similar (Non 12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)		0.87%	1.02%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	89	308	545	1,224
CLASS II	104	355	626	1,396

VP Ultra Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra® Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Ultra Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution or Similar (Non 12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.16%)	(0.16%)
Net Expenses (as a percentage of Assets)		0.85%	1.00%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Ultra Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	87	306	543	1,222
CLASS II	102	353	624	1,394

VP Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - VP Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		0.97%	0.87%
Distribution or Similar (Non 12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Expenses (as a percentage of Assets)		0.97%	1.12%
Fee Waiver or Reimbursement	[1]	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		0.82%	0.97%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	84	295	522	1,176
CLASS II	99	342	603	1,350